UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
(Exact name of registrant as specified in charter)

6101 Condor Drive
Moorpark , California 93021
(Address of principal executive offices) (Zip code)

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
6101 Condor Drive
  Moorpark, California 93021
(Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2013

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended December 31, 2013, originally filed with the Securities and Exchange Commission on March 10, 2014. The purpose of this amendment is to include the audited financial statements relating to the Registrant’s significant subsidiaries - PNMAC Mortgage Co. Funding, LLC and PNMAC Mortgage Co. Funding II, LLC – as of and for the year ended December 31, 2013 and updated certifications attached as Exhibit 99. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP

Annual Report
As of and for the year ended December 31, 2013

PNMAC Mortgage Opportunity Fund, LP
Table of Contents

PNMAC Mortgage Opportunity Fund, LP
Statement of Assets and Liabilities
December 31, 2013

Assets:
Investments at fair value (cost $263,256,245)	$342,852,659
Interest receivable	23,898
Other assets	584,932
Total assets	343,461,489

Liabilities:
Payable to investment manager	1,134,019
Accrued expenses	299,495
Total liabilities	1,433,514

Partners’ capital	$342,027,975

Partners’ capital consists of:
General partner	$37,704,608
Limited partner	304,323,367
Total partners’ capital	$342,027,975

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
December 31, 2013

	Shares or
	Principal
Description	Amount	Fair Value
INVESTMENTS - 100%*
Mortgage Investments - 98%*
PNMAC Mortgage Co. Funding, LLC ^	$124,413,641	$171,163,356
PNMAC Mortgage Co. Funding II, LLC ^	98,405,825	118,084,598
PNMAC Mortgage Co (FI), LLC ^	30,375,109	30,084,566
PNMAC Mortgage Co., LLC ^	1,469,712	14,266,242
Total Mortgage Investments (Cost $254,664,287)	254,664,287	333,598,762

Mortgage-Backed Security - 2% *
SWDNSI Trust Series 2010-2 ^	$8,867,664	5,887,357
Total Mortgage-Backed Security (Cost $5,225,418)	8,867,664	5,887,357

Short-Term Investment - <1% *
BlackRock Liquidity Funds: TempFund Institutional Shares	3,366,540	3,366,540
Total Short-Term Investment (Cost $3,366,540)	3,366,540	3,366,540

TOTAL INVESTMENTS (Cost $263,256,245)		342,852,659

Liabilities in excess of other assets - <(1%)*		(824,684)
TOTAL PARTNERS’ CAPITAL - 100%*		$342,027,975

*	Percentages are stated as a percent of partners’ capital
^	Investment represents securities held or issued by related parties
All investments are in the United States of America.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Operations
For the Year Ended December 31, 2013

Investment income
Dividends	$8,008,849
Interest	209,183
Total investment income	8,218,032

Expenses
Investment advisory fees	4,391,672
Insurance	309,108
Directors’ fees and expenses	306,059
Administration fees	199,236
Professional fees	191,110
Custody fees	2,800
Other	35,045
Total expenses	5,435,030

Net investment income	2,783,002

Net change in unrealized gain on investments
Net change in unrealized gain on investments	38,971,995
Net increase in partners’ capital resulting from operations	$41,754,997

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statements of Changes in Partners’ Capital
For the Years Ended December 31, 2013 and 2012

	General	Limited
	Partner	Partner	Total
Partners’ capital, December 31, 2011	$24,474,178	$378,888,045	$403,362,223

Distributions	-	(70,904,708)	(70,904,708)
Increase in partners’ capital from operations:
Net investment income	137	25,167,763	25,167,900
Net change in unrealized gain on investments	6	3,644,558	3,644,564
Net change in Carried Interest	5,312,099	(5,312,099)	-
Net increase in partners’ capital from operations	5,312,242	23,500,222	28,812,464

Partners’ capital, December 31, 2012	29,786,420	331,483,559	361,269,979

Distributions	-	(60,997,001)	(60,997,001)
Increase in partners’ capital from operations:
Net investment income	40	2,782,962	2,783,002
Net change in unrealized gain on investments	214	38,971,781	38,971,995
Net change in Carried Interest	7,917,934	(7,917,934)	-
Net increase in partners’ capital from operations	7,918,188	33,836,809	41,754,997

Partners’ capital, December 31, 2013	$37,704,608	$304,323,367	$342,027,975

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Cash Flows
For the Year ended December 31, 2013

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$41,754,997

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Purchases of Mortgage Investments	(173,333)
Distributions from Mortgage Investments	5,000,000
Sales and repayment of mortgage-backed securities	635,690
Net sales of short-term investment	52,751,365
Net change in unrealized gain on investments	(38,971,995)
Changes in other assets and liabilities:
Decrease in receivable from affiliates	168,576
Increase in interest receivable	(10,962)
Decrease in other assets	9,414
Decrease in payable to investment manager	(99,383)
Decrease in accrued expenses	(67,368)
Net cash provided by operating activities	60,997,001

Cash flows from financing activities:
Capital distributions	(60,997,001)
Net cash used in financing activities	(60,997,001)

Net change in cash	-

Cash at beginning of year	-
Cash at end of year	$-

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
As of and for the Years ended December 31, 2013, 2012, 2011, 2010, 2009

For the year ended December 31, 2013
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (3)	11.63%	-1.40%	-
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (4)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average partners capital	2.18%	0.86%	0.86%
Ratio of expenses to weighted average partners’ capital (1)	-0.31%	-1.68%	-1.68%
Carried Interest	430,447.69%	-2.44%	-
Ratio of expenses and carried interest to weighted average partners’ capital	430,447.38%	-4.12%	-1.68%

Partners’ capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate (5)			0.00%

For the year ended December 31, 2012
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	-
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average partners capital	8.44%	6.57%	6.57%
Ratio of expenses to weighted average partners’ capital (1)	-0.83%	-2.30%	-2.30%
Carried Interest	327,857.36%	-1.39%	-
Ratio of expenses and carried interest to weighted average partners’ capital	327,856.53%	-3.69%	-2.30%

Partners’ capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate (5)			15.00%

(Continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
As of and for the Years ended December 31, 2013, 2012, 2011, 2010, 2009

For the year ended December 31, 2011
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	8.48%	6.98%	6.98%
Carried Interest (3)	29.87%	-1.47%	-
After Carried Interest	38.35%	5.51%	6.98%

Internal rate of return (4)	1,872.29%	11.80%	14.16%

Ratio of net investment income to weighted average partners capital	7.22%	5.82%	5.82%
Ratio of expenses to weighted average partners’ capital (1)	-0.83%	-2.30%	-2.30%
Carried Interest	451,547.69%	-1.68%	-
Ratio of expenses and carried interest to weighted average partners’ capital	451,546.86%	-3.98%	-2.30%

Partners’ capital, end of year	$24,474,178	$378,888,045	$403,362,223
Portfolio turnover rate (5)			7.00%

For the year ended December 31, 2010
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	30.97%	29.05%	29.05%
Carried Interest (3)	1,613,442.17%	-4.89%	-
After Carried Interest	1,613,473.14%	24.16%	29.05%

Internal rate of return (4)	5,897.95%	15.29%	18.15%

Ratio of net investment income to weighted average partners capital	8.27%	5.51%	5.51%
Ratio of expenses to weighted average partners’ capital (1)	-0.76%	-2.36%	-2.36%
Carried Interest	1,386,765.96%	-4.77%	-
Ratio of expenses and carried interest to weighted average partners’ capital	1,386,765.20%	-7.13%	-2.36%

Partners’ capital, end of year	$17,689,725	$402,536,555	$420,226,280
Portfolio turnover rate (5)			61.00%

(Continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
As of and for the Years ended December 31, 2013, 2012, 2011, 2010, 2009

For the year ended December 31, 2009
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	11.25%	7.35%	7.35%
Carried Interest (3)	-	-	-
After Carried Interest	11.25%	7.35%	7.35%

Internal rate of return (4)	6.82%	4.88%	4.88%

Ratio of net investment income to weighted average partners capital	16.51%	12.63%	12.63%
Ratio of expenses to weighted average partners’ capital (1)	-1.03%	-4.21%	-4.21%
Carried Interest	-	-	-
Ratio of expenses and carried interest to weighted average partners’ capital	-1.03%	-4.21%	-4.21%

Partners’ capital, end of year	$1,096	$230,995,896	$230,996,992
Portfolio turnover rate (5)			0.00%

(1) In accordance with the Partnership Agreement, not all expenses are allocated to the General Partner (see Note 8).
(2) Total return is calculated for each partner class taken as a whole. An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3) The carried interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4) Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to date basis.

(5) Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.

(Concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 89% of the Master Fund at December 31, 2013 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in PNMAC Mortgage Co., LLC, PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co. Funding II, LLC and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”), as well as investments in mortgage-backed securities (“MBS”).

●
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding, LLC acquires, holds and works out distressed U.S. residential mortgage loans and MBS resulting from securitization of such mortgage loans.

●
PNMAC Mortgage Co. Funding II, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding II, LLC acquires, holds and works out distressed U.S. residential mortgage loans and owns MBS resulting from securitization of such mortgage loans.

●
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”). The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC. At December 31, 2013, the Master Fund owned 68% of PNMAC Mortgage Co (FI), LLC.

●	PNMAC Mortgage Co., LLC is a wholly owned limited liability company. PNMAC Mortgage Co., LLC acquires, holds and works out distressed U.S. residential mortgage loans.

Through their mortgage servicing agreements with PennyMac Loan Services, LLC (“PLS”), the Mortgage Investments proactively work with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

The Mortgage Investments seek to maximize the value of the mortgage loans that they acquire based on whether the acquired loans are performing or nonperforming:

●
The objective for performing loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once a Mortgage Investment has improved the credit quality of a loan, the Master Fund may monetize the enhanced value through various disposition strategies.

●
When loan modifications and other efforts are unable to cure distressed loans, the Mortgage Investments’ objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgages and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund reports its investments in the Mortgage Investments in accordance with the Special Rules of General Application to Registered Investment Companies topic of the Codification and the AICPA Audit and Accounting Guide: Investment Companies. These rules do not permit the Master Fund to consolidate its ownership interest in its investments.

Following are the significant accounting policies adopted by the Master Fund:

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Master Fund carries its investments at their estimated fair values with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such assets or liabilities existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Short-term Investment
The short-term investment is carried at fair value with changes in fair value recognized in current period income.  Short-term investment, which represents an investment in an institutional liquidity (or money market) fund, is valued based on the value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Mortgage-Backed Securities
The Master Fund records purchases and sales of MBS on the trade date basis of accounting. The Master Fund’s investments in MBS are carried at their estimated fair values with changes in the estimated fair value of MBS recognized in current period results of operations. Changes in fair value arising from amortization of purchase premiums and accrual of unearned discounts are recognized as a component of interest income. Realized gains and losses from security transactions are determined using the specific identification method. The Master Fund categorizes its investment in non-Agency MBS as a “Level 3” fair value financial statement item due to the present lack of an active market for such securities.

Interest Income Recognition
Interest income on MBS is recognized over the life of the security using the effective interest method. The Investment Manager estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Investment Manager updates its cash flow estimates monthly.

Estimating cash flows is subject to a number of assumptions that are subject to uncertainties, including the rate and timing of principal repayments, the pass-through or coupon interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans underlying the securities. The Investment Manager applies its judgment in developing its assumptions. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s fair value estimates and interest income.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

Mortgage Investments
The Mortgage Investments are carried at fair value. Changes in the estimated fair value of the Mortgage Investments are recognized in current period results of operations. The Mortgage Investments are valued based on the Master Fund’s proportionate ownership share of the fair value of the underlying assets and liabilities of companies comprising the Mortgage Investments given that the loans or loan participation interest and real estate acquired in settlement of loans (“REO”) held by the Mortgage Investments, net of collateralized borrowings,  represent substantially all of the net asset value held by these entities. Because the values of the Mortgage Investments have been estimated by the Investment Manager in the absence of readily determinable fair values, the Master Fund categorizes these investments as “Level 3” fair value financial statement items.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Dividend Income
Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to advisory fees, custody fees, and interest expense. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All general and administrative expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2012. The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of December 31, 2013, open federal and state income tax years include the tax years ended December 31, 2010 through 2013 and December 31, 2009 through 2013, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

No distributions will be made by the Master Fund to cover any taxes due on Limited Partners’ investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such taxes.

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

Capital Distributions and Carried Interest
Distributions are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

Note 3—Fair Value

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis for the year ended December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$3,366,540	$-	$-	$3,366,540
PNMAC Mortgage Co. Funding, LLC	-	-	171,163,356	171,163,356
PNMAC Mortgage Co. Funding II, LLC	-	-	118,084,598	118,084,598
PNMAC Mortgage Co (FI), LLC	-	-	30,084,566	30,084,566
PNMAC Mortgage Co., LLC	-	-	14,266,242	14,266,242
Mortgage-backed security	-	-	5,887,357	5,887,357
	$3,366,540	$-	$339,486,119	$342,852,659

There were no transfers of items measured at fair value between fair value hierarchy levels during the year ended December 31, 2013.

The following table presents a roll forward of the assets for which Level 3 inputs were used to determine value for the year ended December 31, 2013.

		PNMAC
	PNMAC	Mortgage Co	PNMAC	PNMAC	Mortgage-
	Mortgage Co	Funding II,	Mortgage Co	Mortgage Co,	Backed
	Funding, LLC	LLC	(FI), LLC	LLC	Security	Total
Assets:
Balance at January 1, 2013	$151,835,167	$102,662,950	$32,034,909	$14,424,116	$5,019,339	$305,976,481
Purchases	-	-	173,333	-	-	173,333
Repayments	-	-	-	-	(635,690)	(635,690)
Distributions	(5,000,000)	-	-	-	-	(5,000,000)
Changes in fair value*	24,328,189	15,421,648	(2,123,676)	(157,874)	1,503,708	38,971,995
Balance at December 31, 2013	$171,163,356	$118,084,598	$30,084,566	$14,266,242	$5,887,357	$339,486,119

Changes in fair value recognized during the year relating to assets still held at December 31, 2013	$24,328,189	$15,421,648	$(2,123,676)	$(157,874)	$1,503,708	$38,971,995

*	Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans held by the Mortgage Investments totaled $7,008,600 for the year ended December 31, 2013.

Valuation Techniques and Assumptions

Most of the Master Fund’s assets are carried at fair value with changes in fair value recognized in current period income. A substantial portion of those assets are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the assets’ values. Unobservable inputs reflect the Master Fund’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for valuing and monitoring the Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The FAV group reports to the Investment Manager’s valuation committee, which oversees and approves the valuations. The valuation committee includes the Investment Manager’s chief executive, financial, operating, credit, and asset/liability management officers.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used for valuation.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Investments

The Master Fund’s primary investments are the Mortgage Investments. Summarized financial information for these investments are presented in Note 4—Mortgage Investments below. Most of the Mortgage Investments’ assets are mortgage loans and REO which are carried at fair value. Following are the valuation methods and assumptions applied in the measurement of these assets.

Mortgage Loans

The mortgage loans held by the Mortgage Investments are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans or non-Agency, non-conforming mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

The valuation process includes the computation by stratum of the loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on the valuation of changes in input variables such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the loan valuation. The results of the estimates of fair value of the Mortgage Investments’ loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

Changes in fair value attributable to investment-specific credit risk are measured by the effect the loan’s fair value of changes in respective loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Range
Valuation Techniques	Key Inputs	(Weighted average)
Discounted cash flow	Discount rate	7.2% - 17.3%
(11.3%)
	Twelve-month housing price index change	2.4% - 4.2%
(3.7%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.0% - 3.8%
(2.8%)
	Total Prepayment speed (Life total CPR) (2)	1.0% - 25.3%
(18.5%)

(1)	Prepayment speed is measured using Constant Repayment Rate (“CRR”)
(2)	Prepayment speed is measured using Conditional Prepayment Rate (“CPR”)

Real Estate Acquired in Settlement of Loans

Fair value of REO is determined by using a current estimate of value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of value and there are significant differences between the values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of value. In circumstances where the appraisers are not able to generate adequate data to support a value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s value may not be supported by developing market conditions.

Mortgage-Backed Security

The Master Fund’s investment in MBS is a non-Agency MBS backed by distressed non-performing loans. Agency MBS refers to securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

Fair value of non-Agency MBS is determined based on whether the MBS is backed by loans held by the Master Fund or the Mortgage Investments, or by non-affiliates. MBS backed by mortgage loans held by the Master Fund or the Mortgage Investments are valued using the approach described under Mortgage Loans above. The Master Fund and the Mortgage Investments do not hold any MBS backed by loans held by non-affiliates.

Range
Valuation Techniques	Key Inputs	(Weighted average)
Discounted cash flow	Discount rate	7.2% - 15.0%
(11.1%)
	Twelve-month housing price index change	3.0% - 6.1%
(3.3%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.1% - 3.8%
(2.7%)
	Total Prepayment speed (Life total CPR) (2)	1.0% - 25.3%
(19.7%)

(1)	Prepayment speed is measured using Constant Repayment Rate (“CRR”)
(2)	Prepayment speed is measured using Conditional Prepayment Rate (“CPR”)

Note 4—Mortgage Investments

Following is a summary of the condensed balance sheet of the Master Fund’s investments in the Mortgage Investments as of December 31, 2013:

	PNMAC	PNMAC	PNMAC	PNMAC
	Mortgage Co.	Mortgage Co.	Mortgage Co	Mortgage Co.,
	Funding, LLC	Funding II, LLC	(FI), LLC	LLC
Assets:
Cash and short-term investments	$5,349,169	$1,207,597	$-	$8,824,259
Mortgage loans at fair value	158,263,440	121,421,477	38,446,629	10,386,319
Real estate acquired in settlement of loans at fair value	15,779,542	9,301,777	2,215,217	137,218
Other assets	15,205,945	13,042,875	3,852,857	2,017,324
	194,598,096	144,973,726	44,514,703	21,365,120
Liabilities:
Collateralized borrowings	22,936,600	26,813,113	-	5,911,254
Other liabilities	498,140	76,015	134,758	1,187,624
	23,434,740	26,889,128	134,758	7,098,878
Members’ equity	$171,163,356	$118,084,598	$44,379,945	$14,266,242

Master Fund’s investment in Mortgage Investments at December 31, 2013	$171,163,356	$118,084,598	$30,084,566	$14,266,242

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

Concentrations of Credit Risk

The Mortgage Investments have assumed a concentration of credit risk in connection with their investments in mortgage loans and REO. The following is a summary of the distribution of loans included in the Mortgage Investments’ portfolios as measured by fair value at December 31, 2013 and represents the Master Fund’s proportionate interest in such assets:

			Weighted
	Fair	%	average
Loan Type	Value	Partners’ capital	note rate
ARM / Hybrid	$141,658,351	41.42%	5.15%
Fixed	136,961,699	40.04%	5.94%
Step Rate	2,051,996	0.60%	10.17%
Balloon	35,598,331	10.41%	2.38%
Other	56,458	0.02%	7.00%
Total Portfolio	$316,326,835	92.49%	5.08%

			Weighted
	Fair	%	average
Lien Position	Value	Partners’ capital	note rate
1st Lien	$315,025,844	92.11%	4.96%
2nd Lien	1,300,991	0.38%	7.61%
Total Portfolio	$316,326,835	92.49%	5.08%

			Weighted
	Fair	%	average
Loan Age (1)	Value	Partners’ capital	note rate
Less than 24 months	$327,754	0.10%	4.91%
24-36 months	6,063	0.00%	5.25%
48-60 months	809,399	0.24%	2.94%
36-48 months	1,687,838	0.49%	5.01%
60 months or more	313,495,781	91.66%	5.09%
Total Portfolio	$316,326,835	92.49%	5.08%

			Weighted
	Fair	%	average
Current Loan-to-Value(2)	Value	Partners’ capital	note rate
Less than 80%	$51,215,081	14.97%	5.05%
80%-99.99%	69,682,145	20.37%	4.71%
100%-119.99%	80,031,393	23.40%	4.99%
120% or Greater	115,398,216	33.75%	5.27%
Total Portfolio	$316,326,835	92.49%	5.08%

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

			Weighted
		%	average
Geographic Distribution	Fair Value	Partners’ capital	note rate
California	$64,934,163	18.99%	3.77%
Florida	46,719,541	13.66%	6.08%
New York	41,226,948	12.05%	5.73%
New Jersey	21,149,905	6.18%	5.47%
Illinois	13,379,460	3.91%	5.16%
Maryland	13,065,134	3.82%	4.46%
Other	115,851,684	33.88%	5.02%
Total Portfolio	$316,326,835	92.49%	5.08%

1	Loan Age reflects the age of the loan as of December 31, 2013.

2
Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the value of the property securing the liens (“Value”) as of December 31, 2013.

Following is a summary of the distribution of REO:

		%
Geographic Distribution	Fair Value	Partners’ capital
Florida	$5,311,873	1.55%
New York	3,444,297	1.01%
California	2,879,560	0.84%
Illinois	1,859,247	0.54%
New Jersey	1,335,693	0.39%
Other	11,905,025	3.49%
Total Portfolio	$26,735,695	7.82%

Note 5 – Mortgage-Backed Security

The MBS held by the Master Fund as of December 31, 2013 was issued by SWDNSI Trust Series 2010-2, a statutory trust created by PNMAC Mortgage Co, LLC. It is secured by non-agency distressed and non-performing mortgage loans held at PNMAC Mortgage Co, LLC which have a fair value of $5,887,357 and a market yield based on its fair value of 3.8% as of December 31, 2013.

Note 6—Investment Transactions

For the year ended December 31, 2013, the Master Fund purchased an additional interest in the PNMAC Mortgage Co (FI), LLC for $173,333.

For the year ended December 31, 2013, the Master Fund received a return of capital distribution from its investment in PNMAC Mortgage Co Funding, LLC for $5,000,000 and dividend distributions from its investment in PNMAC Mortgage Co (FI), LLC totaling $8,008,848.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

Note 7—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

Investment advisory fees for the year ended December 31, 2013 were $4,391,672, of which $1,134,019 was payable to the Investment Manager at year-end.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund’s total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund’s total monthly net assets, and 0.02% on the balance of the Master Fund’s total monthly net assets subject to an annual minimum fee of $180,000. The administration expense for the year ended December 31, 2013 was $199,236.

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the mortgage subsidiaries. The Master Fund and an affiliated fund pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000. The loan accounting fee charged to the Master Fund for the year ended December 31, 2013 was $49,217.

U.S. Bank, N.A. serves as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund’s average daily market value subject to an annual minimum fee of $28,800 across all fund complexes. Custody fees charged to the Master Fund for the year ended December 31, 2013 were $2,800.

Note 8—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The audit committee chair receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total director fees and expenses incurred for the year ended December 31, 2013 were $306,059, of which $56,455 was payable at year-end.

One of the directors is an officer of the advisor and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

Note 9—Transactions with Affiliates

As of December 31, 2013, $37,702,654 in carried interest has been reallocated from the Limited Partners capital account to the General Partner’s capital account of which $7,917,934 was allocated in the year ended December 31, 2013 (as described in Note 2).

The Master Fund incurred investment advisory fees of $4,391,672 during the year ended December 31, 2013, of which $1,134,019 was payable to the Investment Manager at year end.

PLS acts as the primary mortgage servicer for all mortgages owned by the Mortgage Investments. The servicing agreement with the Mortgage Investments generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will rebate to the Mortgage Investments an amount equal to 13% of servicing-related fees charged to the Mortgage Investments to approximate overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees charged by PLS to the Mortgage Investments before such waiver amounted to $4,311,923 for the year ended December 31, 2013. PLS provided to the Mortgage Investments rebates relating to such charges totaling $713,951 for the year ended December 31, 2013.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. For the year ended December 31, 2013, the Master Fund received $2,600 of dividend income from this short-term investment.

Note 10—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the financial instruments and markets in which it invests.

Investments in MBS and mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments and any MBS into which such mortgage loans have been securitized.

Investments in REO are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in loans held by the Mortgage Investments will decline in value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in value if long-term interest rates increase.

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Year ended December 31, 2013

exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The value assigned to these investments may differ significantly from the values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans. As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Investments. The value, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative impact on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Due to the nature of the master fund/feeder fund structure, the Master Fund could be materially affected by subscription or redemption activity.

Note 11—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund received dividends from a related party in the amount of $777,545 and paid a distribution to the Fund in the amount of $378,664 for the payment of shareholder servicing fees.

****

The accompanying notes are an integral part of these financial statements.

Deloitte & Touche LLP
Suite 200
350 South Grand Avenue
Los Angeles, CA 90071-3462
USA
Tel: +1 213 688 0800
Fax: +1 213 688 0100
To the Board of Directors and Partners of PNMAC Mortgage Opportunity Fund, LP:	www.deloitte.com

We have audited the accompanying statement of assets and liabilities of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), including the schedule of investments, as of December 31, 2013, and the related statements of operations and cash flows for the year then ended, the statement of changes in partners’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from the custodian, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PNMAC Mortgage Opportunity Fund, LP as of December 31, 2013, the results of its operations and its cash flows for the year then ended, the changes in its partners’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the financial statements include investments in mortgage-backed securities, investment in PNMAC Mortgage Co, Funding LLC, investment in PNMAC Mortgage Co, Funding II, LLC, investment in PNMAC Mortgage Co (FI), LLC and investment in PNMAC Mortgage Co., LLC, valued at $339,486,119 (99.8% of total assets) as of December 31, 2013, whose fair values have been estimated by management in the absence of readily determinable fair values.

February 28, 2014
Member of Deloitte Touche Tohmatsu Limited

PNMAC Mortgage Opportunity Fund,
LP Additional Information

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,’’ “will,’’ “believe,’’ “attempt,’’ “seem,’’ “think,’’ “ought,’’ “try,’’ and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On May 22, 2013, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds. In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team. Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel. The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Additional Information

services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

(ii) The investment performance of the Funds and the Investment Manager. The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund. The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds. The Independent Directors considered the estimated cost of the services provided by the Investment Manager. As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager. The Independent Directors noted that the compensation terms would remain the same. In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs. The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model. The Independent Directors also considered the compensation charged by the Investment Manager to its other clients. Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale. The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors. During the course of their deliberations at the meeting on May 22, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to: the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on May 22 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements. No single factor was determinative to the decision of the Independent Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Independent Directors
Nancy Corsiglia (57) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Member; Governance and Nominating Committee Chairman	Indefinite Term. Served since August 25, 2010.	Managing Partner of Devonshire Advisory Group since 2010. Managing Director of Strategic Risk Associates, LLC since 2012. Previously, Executive Vice President–Finance and Chief Financial Officer of the Bank of Virginia from 2010 to 2011. Previously, Executive Vice President and Chief Financial Officer of Federal Agricultural Mortgage Corp.	2	Trustee of the Stoneleigh-Burnham School and Member of Board of Directors of Partners for Haitian Children. Previously served on the Board of Directors of the National Symphony Orchestra

Thomas P. Gybel (46) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Chairman; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Senior advisor to financial services companies, Managing Director of White Mountains Capital Inc. from 2008 to 2010, and Managing Director of Global Finance for	2	Member of Board of Directors and Chairman of the Special Committee of Ambac Assurance Corporation and Member of Board of Directors of Det Danske Suzuki Institut

Peter W. McClean (70) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Member; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Managing Director of Gulfstream Advisors LLC since 2004 and President and Chief Executive Officer of Measurisk LLC from 2001 through 2003.	2	Member of Board of Directors of Northeast Bank, AZL Variable Insurance Products Trust and AZL Fund of Funds Trust (Allianz Funds).

Interested Directors
David A. Spector (50) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director, President, Chief Operating Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Chief Investment Officer of the Investment Adviser; formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.	2
Member of the Board of Directors of: PennyMac Financial Services, Inc.; PNMAC Mortgage Co., LLC; PennyMac Loan Services, LLC; PNMAC Opportunity Fund Associates, LLC; PennyMac Securities Holding, LLC; PennyMac GP OP, Inc.; PennyMac Corp; PennyMac Loan Services, Inc.; PNMAC Capital Management, LLC; and PMT Funding, LLC.Member of the Board of Trustees of PennyMac Mortgage Investment Trust.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Stanford L. Kurland (61) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Executive Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	2
Member of the Board of Directors of: PennyMac Financial Services, Inc.; PNMAC Mortgage Co., LLC; PennyMac Loan Services, LLC; PNMAC Opportunity Fund Associates, LLC; PennyMac Securities Holding, LLC; PennyMac GP OP, Inc.; PennyMac Corp; PennyMac Loan

David M. Walker (58) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Credit Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since May 29, 2008.	Chief Credit Officer of the Investment Adviser; formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary	2	None

Anne D. McCallion (59) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Financial Officer	Indefinite Term. Served since April 27, 2009.	Chief Financial Officer of the Investment Advisor; formerly Senior Managing Director and Deputy Chief Financial Officer	2	None

Derek W. Stark (46) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Secretary, Authorized person	Indefinite Term. Served since August 14, 2012.	Executive Vice President, General Counsel, Corporate and Securities and Assistant Secretary of the	2	None

Gino Malaspina (45) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Compliance Officer	Indefinite Term.	Chief Compliance Officer of the Investment Advisor; Director, Cipperman Compliance Services, LLC; formerly, Associate Attorney	2	None

Vandad Fartaj (39) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Capital Markets Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since March 3, 2010	Chief Capital Markets Officer of the Investment Advisor; formerly, Managing Director, Capital Markets for PNMAC Capital Markets, LLC, and Vice President,	2	None

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Andy S. Chang (36) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Development Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since May 29, 2008	Chief Business Development Officer of the Investment Advisor; formerly, Director at Blackrock and leader of its Advisory Services	2	None

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Co. Funding, LLC

Financial Statements
as of and for the year ended December 31, 2013

PNMAC Mortgage Co. Funding, LLC

PNMAC Mortgage Co. Funding, LLC
Balance Sheet
December 31, 2013

Assets:
Short-Term Investment at fair value deposited with related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	$5,349,169
Mortgage loans at fair value	158,263,440
Real estate acquired in settlement of mortgage loans	16,770,218
Receivable from PennyMac Loan Services, LLC	9,847,756
Interest receivable	1,080,975
Other assets	546,504
Total assets	$191,858,062

Liabilities and Member's Capital:
Asset-backed secured financing at fair value	$22,871,056
Interest payable	65,545
Accrued expenses	33,959
Other liabilities	215,663
Total liabilities	23,186,223

Member's capital	168,671,839

Total liabilities and member's capital	$191,858,062

The accompanying notes are an integral part of these financial statements.

2

PNMAC Mortgage Co. Funding, LLC
Statement of Operations
For the Year Ended December 31, 2013

Investment Income
Net gains on investments:
Mortgage loans	$22,362,194
Asset-backed secured financing	199,042
Net gains on investments	22,561,236

Interest from mortgage loans	8,709,458
Results of real estate acquired in settlement of mortgage loans	(5,049,651)
Home Affordable Modification Program incentive fees	767,214
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	4,029
Other income	73,298

Net investment income	27,065,584

Expenses
Mortgage loan servicing fees, net of rebate	1,852,444
Interest	1,471,886
Collection and liquidation expenses	1,299,457
Trustee fees	81,247
Taxes	32,744
Loan accounting fees	26,653
Professional fees	21,902
Administration fees	15,820
Custodian fees	14,951
Other	7,821
Total expenses	4,824,925

Net income	$22,240,659

The accompanying notes are an integral part of these financial statements.

3

PNMAC Mortgage Co. Funding, LLC
Statement of Changes in Member’s Capital
For the Year Ended December 31, 2013

Member's
capital
Member's Capital at January 1, 2013	$151,431,180

Net income	22,240,659

Distributions	(5,000,000)

Member's Capital at December 31, 2013	$168,671,839

The accompanying notes are an integral part of these financial statements.

4

PNMAC Mortgage Co. Funding, LLC
Statement of Cash Flows
As of and For the Year Ended December 31, 2013

Cash flows from operating activities:
Net income	$22,240,659

Adjustments to reconcile net income to net cash used in operating activities:
Net realized and unrealized gains on investments:
Mortgage loans	(22,362,194)
Asset-backed secured financing	(199,042)
Capitalized interest on mortgage loans	(3,511,113)
Results of real estate acquired in settlement of mortgage loans	5,049,651

Changes in other assets and liabilities:
Increase in receivable from PennyMac Loan Services, LLC	(566,463)
Increase in interest receivable	(132,337)
Decrease in other assets	510,086
Decrease in interest payable	(126,331)
Increase in accrued expenses	8,931
Increase in other liabilities	68,434
Net cash used in operating activities	(21,260,378)

Cash flows from investing activities:
Net decrease in short-term investment	3,202,087
Principal repayments on mortgage loans	23,723,518
Sales of real estate acquired in settlement of loans	21,397,633
Net cash provided by investing activities	48,323,238

Cash flows from financing activities:
Repayments of asset-backed secured financing	(44,303,519)
Distributions	(5,000,000)
Net cash used in financing activities	(49,303,519)

Net increase in cash	-

Cash at beginning of year	-
Cash at end of year	$-

Supplemental cash flow information
Cash paid for interest	$1,598,218
Non cash investing activity - transfer of mortgage loans and receivable from
PennyMac Loan Services, LLC to real estate acquired in settlement of loans	$24,372,511

The accompanying notes are an integral part of these financial statements.

5

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Note 1—Organization and Basis of Presentation

PNMAC Mortgage Co. Funding, LLC (the "Company") is a limited liability company organized under the laws of the state of Delaware. The Company's primary purpose is to acquire, hold and work out distressed U.S. residential mortgage loans and mortgage-backed securities resulting from securitization of such mortgage loans. The Company is wholly owned by its sole member, PNMAC Mortgage Opportunity Fund, LP (the “Parent” or “Master Fund”).

Consistent with the investment objective of the Parent, the Company’s investment objective is to maximize the fair value of the mortgage loans that it acquires, a substantial portion of which may be distressed and acquired at discounts to their unpaid principal balances, either through loan modification programs, special servicing and other initiatives focused on keeping borrowers in their homes, or, when necessary, through timely acquisition and liquidation of the property securing the mortgage loan.

The Company is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission. The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. The Company proactively works with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”).

The Investment Manager, the General Partner, and PLS are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Company has engaged U.S. Bank, N.A. to serve as the Company’s custodian and to provide mortgage loan accounting services for the mortgage loans held by the Company. The Company has engaged U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A., to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent (the “Fund Administrator”).

The Company seeks to maximize the fair value of the mortgage loans that it acquires based on whether the acquired loans are performing or nonperforming:

•
The objective for performing loans is fair value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable mortgage loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Company has improved the credit quality of a mortgage loan, it may monetize the enhanced fair value through various disposition strategies.

•
When mortgage loan modifications and other efforts are unable to cure distressed loans, the Company’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, the Company may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale.

The Company began operations on September 14, 2010 and shall have perpetual existence unless the Company is dissolved in accordance with the terms of the Limited Partnership Agreement of the Parent which governs the Company.

6

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Note 2—Significant Accounting Policies

The Company prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board in its Accounting Standards Codification.

Following are the significant accounting policies adopted by the Company:

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Company carries its non-cash financial assets, including its short-term investment and mortgage loans at fair value with changes in fair value recognized in current period results of operations. The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical asset or liability.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or inputs to estimate the fair value of certain financial statement items would likely result in a different estimate of fair value at the reporting date. Those fair values may differ significantly from the fair values that would have been used had a readily available market for such financial statement items existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the fair value hierarchy.

Short-Term Investment and Dividends
The short-term investment is carried at fair value with changes in fair value recognized in current period results of operations.  The fair value of the short-term investment, which represents an investment in an institutional liquidity (or money market) fund, is based on the fair value per share published by the manager of the money market fund on the reporting date.  The Company’s short-term investment is classified as a “Level 1” fair value financial statement item. Dividends on the short-term investment are

7

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Mortgage Loans
Mortgage loans are carried at their fair values. Changes in the fair value of mortgage loans are recognized in current period results of operations under the caption Net gain on investments: Mortgage loans. Mortgage loans are categorized as “Level 3” fair value financial statement items.

Interest Income Recognition
The Company has the ability but not the intent to hold mortgage loans for the foreseeable future. Therefore, interest income on mortgage loans at fair value is recognized over the life of the loans using the mortgage loans’ contractual interest rates.

Interest income recognition is suspended when mortgage loans become 90 days delinquent, or when, in the Investment Manager’s opinion, a full recovery of income and principal becomes doubtful. Interest income recognition is resumed when the loan becomes contractually current.

Real Estate Acquired in Settlement of Loans
Real estate acquired in settlement of loans (“REO”) is measured at the lower of the acquisition cost of the property (as measured by cost in the case of purchased REO; or the fair value of the property, reduced by estimated selling costs, at the time of acquisition in the case of acquisition in settlement of a loan) or its fair value reduced by estimated costs to sell. REO is categorized as a “Level 3” fair value financial statement item.

Changes in fair value to levels that are less than or equal to acquisition cost and gains or losses on sale of REO are recognized in the statement of operations under the caption Results of real estate acquired in settlement of mortgage loans.

Home Affordable Modification Program Incentive Fees
The Company receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP”). HAMP establishes standard mortgage loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as income when the Company receives the incentive payments.

Asset-Backed Secured Financing
Asset-backed secured financing is carried at their fair values. Changes in the fair value of asset-backed secured financing are recognized in current period results of operations under the caption Net gain on investments: Asset-backed secured financing. Asset-backed secured financing is categorized as “Level 3” fair value financial statement items.

Interest Expense Recognition
Interest relating to asset-backed secured financing is recognized using the interest method. Management estimates, at the time of issuance, the future expected cash flows and determines the effective interest cost based on the estimated cash flows and the underlying loans’ fair values. Management updates its cash flow estimates monthly.

8

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Expenses
The Company is charged for those expenses that are directly attributable to it, such as, but not limited to advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Company are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Company is treated as a disregarded entity for federal income tax purposes. The Company’s income is included in the tax return of the Parent. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken on the Parent’s tax returns for the year ended December 31, 2013.

The Investment Manager is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager has analyzed all tax years that are open for examination by the relevant income taxing authority. As of December 31, 2013, open state income tax years include the tax years ended December 31, 2010 through 2013. The Company has no examination in progress.

If applicable, the Company will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

Note 3—Fair Value

Fair Value Accounting Elections
The Investment Manager identified the Company’s non-cash financial assets, including its short-term investment and mortgage loans at fair value, as well as its asset backed secured financing to be accounted for at fair value so such changes in fair value will be reflected in income as they occur, will more timely reflect the results of the Company’s investment performance, and are carried in a manner consistent with the fair value accounting elections of the Parent.

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the year ended December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$5,349,169	$-	$-	$5,349,169
Mortgage loans	-	-	158,263,440	158,263,440
	$5,349,169	$-	$158,263,440	$163,612,609

Liabilities:
Asset-backed secured financing	$-	$-	$22,871,056	$22,871,056
	$-	$-	$22,871,056	$22,871,056

There were no transfers of items measured at fair value between fair value hierarchy levels during the year ended December 31, 2013.

9

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

The following tables present a roll forward of the assets and liabilities for which significant Level 3 inputs were used to determine fair value for the year ended December 31, 2013:

Assets:	Mortgage loans
Balance at December 31, 2012	$177,552,386
Repayments	(23,723,518)
Capitalization of interest	3,511,113
Transfers to REO	(21,438,735)
Changes in fair value arising from:
Changes in mortgage loan-specific credit risk	4,289,602
Other factors	18,072,592
Balance at December 31, 2013	$158,263,440

Changes in fair value recognized during the year
relating to assets still held at December 31, 2013	$17,922,084

Liabilities:	Asset-backed secured financing
Balance at December 31, 2012	$67,373,617
Repayments	(44,303,519)
Changes in fair value	(199,042)
Balance at December 31, 2013	$22,871,056

Following are the fair values and related principal amounts due upon maturity of mortgage loans and asset-backed financing accounted for under the fair value option as of December 31, 2013:

	Fair value	Principal amount due upon maturity	Difference
Mortgage loans at fair value
Current	$66,386,189	$93,980,568	$(27,594,379)
30 days delinquent	11,260,555	16,691,933	(5,431,378)
60 days delinquent	4,261,164	7,770,626	(3,509,462)
90 days or more delinquent	26,745,725	44,587,456	(17,841,731)
Foreclosed	49,609,808	77,811,979	(28,202,171)
	$158,263,440	$240,842,562	$(82,579,122)

Asset-backed secured financing	$22,871,056	$22,985,986	$(114,930)

10

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Following are the changes in fair value included in current period results of operations by statement of operations line item for financial statement items accounted for under the fair value option for the year ended December 31, 2013:

	Net interest income	Net gain on investments	Total
Assets:
Short-term investment	$-	$-	$-
Mortgage loans at fair value	-	22,362,194	22,362,194
	$-	$22,362,194	$22,362,194
Liabilities:
Asset-backed secured financing at fair value	$-	$199,042	$199,042
	$-	$199,042	$199,042

Financial Statement Items Measured at Fair Value on a Nonrecurring Basis

The Company measures REO at fair value on a nonrecurring basis. At December 31, 2013, REO with a fair value of $6,907,214 had been re-measured during the year. The Company recorded net losses totaling $1,615,932 in Results of real estate acquired in settlement of mortgage loans as a result of such re-measurement during the year ended December 31, 2013.

Valuation Techniques and Inputs
Most of the Company’s assets and liabilities are carried at fair value with changes in fair value recognized in current period results of operations. A substantial portion of those assets are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the assets’ fair values. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.
Because the fair value of “Level 3” financial statement items is difficult to estimate, the Investment Manager’s process includes estimation of these items’ fair value by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Company’s investment portfolios and maintenance of its valuation policies and procedures.

The FAV group submits the results of its valuations including major factors affecting the fair value and any changes in model methods and inputs to the Investment Manager’s valuation committee, which oversees and approves the valuations before such valuations are included in the Company’s periodic financial statements. The Investment Manager’s valuation committee includes the chief executive, financial, operating, credit, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the Company’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results and the effect on  fair value of each of the changes to the significant inputs to the models to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

11

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Loans

Fair values of mortgage loans held by the Company are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

The valuation process includes the computation by stratum of the mortgage loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages.

Changes in fair value attributable to mortgage loan-specific credit risk are measured by the effect on the mortgage loan’s fair value of changes in the respective mortgage loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Company’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the mortgage loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value:

Valuation techniques	Key inputs	(Weighted average)
Discounted cash flow	Discount rate	7.25% - 15.00%
(10.59%)
	Twelve-month housing price index change	2.08% - 5.67%
(3.76%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.00% - 3.77%
(2.86%)
	Total Prepayment speed (Life total CPR) (2)	1.03% - 25.25%
(18.71%)
(1) Prepayment speed is measured using Constant Repayment Rate ("CRR")
(2) Prepayment speed is measured using Conditional Prepayment Rate ("CPR")

12

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Real Estate Acquired in Settlement of Loans

REO is measured based on its fair value on a nonrecurring basis. Fair value of REO is established by using a current estimate of fair value from a broker’s price opinion or a full appraisal, or the price given in a current contract of sale.

REO fair values are reviewed by the Manager’s staff appraisers when the Company obtains multiple indications of fair value and there is a significant difference between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the difference between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to determine the fair value.

REO may be subsequently revalued due to the Company receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s fair value may not be supported by developing market conditions.

Asset-Backed Secured Financing

The fair value of the Company’s asset-backed secured financing is estimated based on the fair value of the underlying mortgage loans as described under Mortgage Loans above.

Note 4— Concentrations of Risk

The Company has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO.

The following is a summary of the distribution of mortgage loans held by the Company as measured by fair value at December 31, 2013:

			Weighted
		%	average
Lien Position	Fair value	Member's capital	note rate
1st Lien	$157,850,185	93.58%	4.95%
2nd Lien	413,255	0.25%	4.01%
Total Portfolio	$158,263,440	93.83%	4.95%

			Weighted
		%	average
Loan Type	Fair value	Member's capital	note rate
Adjustable rate / Hybrid	$75,644,963	44.85%	5.05%
Fixed- interest rate	62,887,210	37.28%	5.53%
Step Rate	18,173,906	10.77%	2.50%
Balloon	1,500,904	0.89%	6.32%
Other	56,457	0.04%	7.00%
Total Portfolio	$158,263,440	93.83%	4.95%

13

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

			Weighted
		%	average
Geographic Distribution	Fair value	Member's capital	note rate
California	$37,347,489	22.14%	3.81%
Florida	21,581,954	12.80%	6.12%
New York	18,709,985	11.09%	5.92%
New Jersey	7,698,001	4.56%	5.92%
Illinois	6,702,281	3.97%	4.97%
Maryland	5,772,783	3.42%	3.98%
Other	60,450,947	35.85%	4.83%
Total Portfolio	$158,263,440	93.83%	4.95%

			Weighted
		%	average
Loan Age (1)	Fair value	Member's capital	note rate
Less than 24 months	$160,092	0.09%	5.09%
24-36 months	6,063	0.00%	5.25%
48-60 months	138,284	0.08%	3.54%
36-48 months	1,000,689	0.59%	5.91%
60 months or more	156,958,312	93.07%	4.94%
Total Portfolio	$158,263,440	93.83%	4.95%

			Weighted
		%	average
Current Loan-to-Value (2)	Fair value	Member's capital	note rate
Less than 80%	$30,082,369	17.83%	4.98%
80%-99.99%	38,131,660	22.61%	4.47%
100%-119.99%	40,121,041	23.79%	5.28%
120% or Greater	49,928,370	29.60%	4.98%
Total Portfolio	$158,263,440	93.83%	4.95%

1	Loan Age reflects the age of the loan as of December 31, 2013.

2
Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the fair value of the property securing the liens (“Value”) as of   December 31, 2013.

14

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

			Weighted
		%	average
Payment Status	Fair value	Member's capital	note rate
Current (3)	$66,386,188	39.19%	3.91%
30 days delinquent	11,260,555	6.65%	3.65%
60 days delinquent	4,261,164	2.52%	3.57%
90 days or more delinquent	26,745,725	15.79%	5.14%
In Forclosure	49,609,808	29.29%	6.50%
Total Portfolio	$158,263,440	93.44%	4.95%

3	Current loans include loans in and adhering to a forbearance plans as of December 31, 2013.

Following is a summary of the distribution of REO:

		%
Geographic Distribution	Carrying value	Member's capital
Florida	$3,381,781	2.00%
New York	3,090,743	1.83%
Illinois	1,571,760	0.93%
California	1,462,385	0.87%
South Carolina	718,933	0.43%
Other	6,544,616	3.88%
Total Portfolio	$16,770,218	9.94%

Note 5—Asset-backed Secured Financing

On September 14, 2012, the Company entered into a transaction to securitize its mortgage loans and REO by transferring them into a trust which then issued Asset-Backed Notes Series 2012-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. As of and for the year ended December 31, 2013, the remaining Notes issued and outstanding have a contractual maturity date of May 28, 2052 and a weighted average interest rate of 3.42%. Total interest expense relating to the Notes for the year ended December 31, 2013 was $1,471,886.

Note 6—Transactions with Affiliates

As of December 31, 2013, substantially all of the receivable from PLS of $9,847,756 on the Balance Sheet represents funds advanced to PLS to fund collection and liquidation costs relating to mortgage loans and REO serviced by PLS on the Company’s behalf as well as principal, interest, and REO sales proceeds collections receivable.

The Company paid $32,137 to the Investment Manager for reimbursable expenses paid on the Company’s behalf during the year ended December 31, 2013. Of this amount, $25,066 was for professional fees and $7,071 was for other expenses.

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Company. The servicing agreement between PLS and the Company generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the mortgage loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will

15

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

rebate to the Company an amount equal to 13% of servicing-related fees charged to the Company to approximate overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees before the rebate for the year ended December 31, 2013 totaled $2,267,490 and PLS reduced servicing fees by providing a rebate of $415,046.

The Company’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is an affiliate of the Company. The Company had $5,349,169 invested in the short-term investment at December 31, 2013, and for the year ended December 31, 2013, the Company received $4,029 of dividend income from this short-term investment.

Note 7— Risk Factors

The Company’s investment activities expose it to various types and degrees of risk associated with the assets and markets in which it invests.

Investments in mortgage loans have exposure to risks that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Company is subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Company will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential adverse change in fair value of financial statement items caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Company’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the mortgage loans. As a result, the Company could find it more difficult to sell mortgage loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Company is subject to investment risk, including the possible loss of the entire investment. An investment in the Company represents an indirect investment in the mortgage loans held by the Company. The fair value, like other market investments, may move up or down, sometimes rapidly

16

PNMAC Mortgage Co. Funding, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

and unpredictably. An investment in the Company at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Company may utilize borrowings. The use of borrowings, and the Company’s ability to service and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Company or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Company.

The Company clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Company would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Note 8—Subsequent Events

The Investment Manager has evaluated all events or transactions through the date of issuance of these financial statements. On April 9 and May 8, 2015, the Company received a capital contribution from its Parent of approximately $111.9 million in the form of the net assets of an affiliate, PNMAC Mortgage Co. Funding II, LLC, and certain net assets of an affiliate, PNMAC Mortgage Co, LLC. Such net assets were comprised primarily of mortgage loans at fair value and REO, receivables from PLS relating to servicing advances, principal and interest collections receivable and short-term investment.

Upon receipt of the capital contribution, the Company pooled the trust certificates representing beneficial interests in most of the mortgage loans and REO received in the capital contribution along with a portion of its mortgage loans at fair value and REO and issued asset-backed notes (the “Notes”) with original unpaid principal balance of $232.3 million. The Notes bear interest at a weighted-average annual interest rate of 2.53% and mature on March 25, 2055. The Company sold Notes with an unpaid principal balance totaling $111.2 million bearing interest at a rate of 4.00% and retained the remaining Notes.

******

17

PNMAC Mortgage Co. Funding, LLC
Independent Auditors’ Report

Deloitte & Touche LLP
Suite 200
350 South Grand Avenue
Los Angeles, CA 90071-3462
USA
Tel: +1 213 688 0800
Fax: +1 213 688 0100
www.deloitte.com

To the Managing Member of PennyMac Mortgage Co. Funding, LLC and
The Board of Directors of PNMAC Mortgage Opportunity Fund, L.P.

We have audited the accompanying financial statements of PennyMac Mortgage Co. Funding, LLC (the "Company"), which comprise the balance sheet as of December 31, 2013, and the related statements of operations, changes in member’s capital, and cash flows for the year then ended, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility
Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PennyMac Mortgage Co. Funding, LLC as of December 31, 2013, and the results of its operations and its cash flows for the year then ended in accordance with accounting principles generally accepted in the United States of America.

July 16, 2015
Member of Deloitte Touche Tohmatsu Limited

18

PNMAC Mortgage Co. Funding II, LLC

Financial Statements
as of and for the year ended December 31, 2013

PNMAC Mortgage Co. Funding II, LLC
Table of Contents

PNMAC Mortgage Co. Funding II, LLC
Balance Sheet
December 31, 2013

Assets:
Short-Term Investment at fair value deposited with related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	$1,207,597
Mortgage loans at fair value	121,422,476
Real estate acquired in settlement of mortgage loans	10,098,677
Receivable from PennyMac Loan Services, LLC	9,537,333
Interest receivable	965,686
Other assets	499,992
Total assets	$143,731,761

Liabilities and Member's Capital:
Asset-backed secured financing at fair value	$26,701,856
Interest payable	111,258
Accrued expenses	26,736
Other liabilities	196,739
Total liabilities	27,036,589

Member's capital	116,695,172

Total liabilities and member's capital	$143,731,761

The accompanying notes are an integral part of these financial statements.

2

PNMAC Mortgage Co. Funding II, LLC
Statement of Operations
For the Year Ended December 31, 2013

Investment Income
Net gains on investments:
Mortgage loans	$14,594,548
Asset-backed secured financing	128,383
Net gains on investments	14,722,931

Interest from mortgage loans	6,504,487
Results of real estate acquired in settlement of mortgage loans	(3,493,672)
Home Affordable Modification Program incentive fees	714,725
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	999
Other income	50,445

Net investment income	18,499,915

Expenses
Interest	1,696,862
Collection and liquidation expenses	1,347,236
Mortgage loan servicing fees, net of rebate	1,316,831
Trustee fees	52,901
Professional fees	50,848
Taxes	24,436
Loan accounting fees	20,772
Administration fees	15,000
Custodian fees	6,294
Other	5,810
Total expenses	4,536,990

Net income	$13,962,925

The accompanying notes are an integral part of these financial statements.

3

PNMAC Mortgage Co. Funding II, LLC
Statement of Changes in Member’s Capital
For the Year Ended December 31, 2013

Member's
capital
Member's Capital at January 1, 2013	$102,732,247

Net income	13,962,925

Member's Capital at December 31, 2013	$116,695,172

The accompanying notes are an integral part of these financial statements.

4

PNMAC Mortgage Co. Funding II, LLC
Statement of Cash Flows
As of and For the Year Ended December 31, 2013

Cash flows from operating activities:
Net income	$13,962,925

Adjustments to reconcile net income to net cash used in operating activities:
Net realized and unrealized gains on investments:
Mortgage loans	(14,594,548)
Asset-backed secured financing	(128,383)
Capitalized interest on mortgage loans	(2,917,124)
Amortization of premium on asset-backed secured financing	(178,510)
Results of real estate acquired in settlement of mortgage loans	3,493,672

Changes in other assets and liabilities:
Decrease in receivable from PennyMac Loan Services, LLC	5,475
Increase in interest receivable	(215,047)
Decrease in other assets	387,303
Decrease in interest payable	(109,263)
Increase in accrued expenses	17,272
Decrease in other liabilities	(26,462)
Net cash used in operating activities	(14,265,615)

Cash flows from investing activities:
Decrease in short-term investment	399,201
Principal repayments on mortgage loans	15,236,573
Sales of real estate acquired in settlement of loans	10,052,365
Net cash provided by investing activities	25,688,139

Cash flows from financing activities:
Repayments of asset-backed secured financing	(25,385,449)
Net cash used in financing activities	(25,385,449)

Net increase in cash	-

Cash at beginning of year	-
Cash at end of year	$-

Supplemental cash flow information
Cash paid for interest	$1,984,635
Non cash investing activity - transfer of mortgage loans and receivable from
PennyMac Loan Services, LLC to real estate acquired in settlement of loans	$14,665,825

The accompanying notes are an integral part of these financial statements.

5

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Note 1—Organization and Basis of Presentation

PNMAC Mortgage Co. Funding II, LLC (the "Company") is a limited liability company organized under the laws of the state of Delaware. The Company's primary purpose is to acquire, hold and work out distressed U.S. residential mortgage loans and mortgage-backed securities resulting from securitization of such mortgage loans. The Company is wholly owned by its sole member, PNMAC Mortgage Opportunity Fund, LP (the “Parent” or “Master Fund”).

Consistent with the investment objective of the Parent, the Company’s investment objective is to maximize the fair value of the mortgage loans that it acquires, a substantial portion of which may be distressed and acquired at discounts to their unpaid principal balances, either through loan modification programs, special servicing and other initiatives focused on keeping borrowers in their homes, or, when necessary, through timely acquisition and liquidation of the property securing the loan.

The Company is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission. The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. The Company proactively works with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”).

The Investment Manager, the General Partner, and PLS are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Company has engaged U.S. Bank, N.A. to serve as the Company’s custodian and to provide mortgage loan accounting services for the mortgage loans held by the Company. The Company has engaged U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A., to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent (the “Fund Administrator”).

The Company seeks to maximize the fair value of the mortgage loans that it acquires based on whether the acquired loans are performing or nonperforming:

•
The objective for performing loans is fair value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable mortgage loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Company has improved the credit quality of a mortgage loan, it may monetize the enhanced fair value through various disposition strategies.

•
When mortgage loan modifications and other efforts are unable to cure distressed loans, the Company’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, the Company may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale.

The Company began operations on April 30, 2012 and shall have perpetual existence unless the Company is dissolved in accordance with the terms of the Limited Partnership Agreement of the Parent which governs the Company. As discussed in Note 8 – Subsequent Events, during April and May of 2015, the Company distributed its net assets to the Parent and the Investment Manager intends to dissolve the Company during 2015.

6

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Note 2—Significant Accounting Policies

The Company prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board in its Accounting Standards Codification.

Following are the significant accounting policies adopted by the Company:

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Company carries its non-cash financial assets, including its short-term investment and mortgage loans at fair value with changes in fair value recognized in current period results of operations. The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical asset or liability.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or inputs to estimate the fair value of certain financial statement items would likely result in a different estimate of fair value at the reporting date. Those fair values may differ significantly from the fair values that would have been used had a readily available market for such financial statement items existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the fair value hierarchy.

Short-Term Investment and Dividends
The short-term investment is carried at fair value with changes in fair value recognized in current period results of operations.  The fair value of the short-term investment, which represents an investment in an institutional liquidity (or money market) fund, is based on the fair value per share published by the manager of the money market fund on the reporting date.  The Company’s short-term investment is classified as a “Level 1” fair value financial statement item. Dividends on the short-term investment are

7

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Mortgage Loans
Mortgage loans are carried at their fair values. Changes in the fair value of mortgage loans are recognized in current period results of operations under the caption Net gain on investments: Mortgage loans. Mortgage loans are categorized as “Level 3” fair value financial statement items.

Interest Income Recognition
The Company has the ability but not the intent to hold mortgage loans at fair value for the foreseeable future. Therefore, interest income on mortgage loans at fair value is recognized over the life of the loans using the mortgage loans’ contractual interest rates.

Interest income recognition is suspended when mortgage loans become 90 days delinquent, or when, in the Investment Manager’s opinion, a full recovery of income and principal becomes doubtful. Interest income recognition is resumed when the loan becomes contractually current.

Real Estate Acquired in Settlement of Loans
Real estate acquired in settlement of loans (“REO”) is measured at the lower of the acquisition cost of the property (as measured by cost in the case of purchased REO; or the fair value of the property, reduced by estimated selling costs, at the time of acquisition in the case of acquisition in settlement of a loan) or its fair value reduced by estimated costs to sell. REO is categorized as a “Level 3” fair value financial statement item.

Changes in fair value to levels that are less than or equal to acquisition cost and gains or losses on sale of REO are recognized in the statement of operations under the caption Results of real estate acquired in settlement of mortgage loans.

Asset-Backed Secured Financing
Asset-backed secured financing is carried at their fair values. Changes in the fair value of asset-backed secured financing are recognized in current period results of operations under the caption Net gain on investments: Asset-backed secured financing. Asset-backed secured financing is categorized as “Level 3” fair value financial statement items.

Interest Expense Recognition
Interest relating to asset-backed secured financing is recognized using the interest method. Management estimates, at the time of issuance, the future expected cash flows and determines the effective interest cost based on the estimated cash flows and the underlying loans’ fair values. Management updates its cash flow estimates monthly.

Home Affordable Modification Program Incentive Fees
The Company receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP”). HAMP establishes standard mortgage loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as income when the Company receives the incentive payments.

Expenses
The Company is charged for those expenses that are directly attributable to it, such as, but not limited to advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Company are

8

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Company is treated as a disregarded entity for federal income tax purposes. The Company’s income is included in the tax return of the Parent. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken on the Parent’s tax returns for the year ended December 31, 2013.

The Investment Manager is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager has analyzed all tax years that are open for examination by the relevant income taxing authority. As of December 31, 2013, open state income tax years include the tax years ended December 31, 2012 through 2013. The Company has no examination in progress.

If applicable, the Company will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

Note 3—Fair Value

Fair Value Accounting Elections
The Investment Manager identified the Company’s non-cash financial assets, including its short-term investment and mortgage loans at fair value, as well as its asset backed secured financing to be accounted for at fair value so such changes in fair value will be reflected in income as they occur, will more timely reflect the results of the Company’s investment performance, and are carried in a manner consistent with the fair value accounting elections of the Parent.

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the year ended December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$1,207,597	$-	$-	$1,207,597
Mortgage loans	-	-	121,422,476	121,422,476
	$1,207,597	$-	$121,422,476	$122,630,073

Liabilities:
Asset-backed secured financing	$-	$-	$26,701,856	$26,701,856
	$-	$-	$26,701,856	$26,701,856

There were no transfers of items measured at fair value between fair value hierarchy levels during the year ended December 31, 2013.

9

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

The following tables present a roll forward of the assets and liabilities for which significant Level 3 inputs were used to determine fair value for the year ended December 31, 2013:

Assets:	Mortgage loans
Balance at December 31, 2012	$131,683,402
Repayments	(15,236,573)
Capitalization of interest	2,917,124
Transfers to REO	(12,536,025)
Changes in fair value arising from:
Changes in mortgage loan-specific credit risk	2,584,340
Other factors	12,010,208
Balance at December 31, 2013	$121,422,476

Changes in fair value recognized during the year
relating to assets still held at December 31, 2013	$13,797,278

Liabilities:	Asset-backed secured financing
Balance at December 31, 2012	$52,394,198
Repayments	(25,385,449)
Amortization of premium	(178,510)
Changes in fair value	(128,383)
Balance at December 31, 2013	$26,701,856

Following are the fair values and related principal amounts due upon maturity of mortgage loans and asset-backed financing accounted for under the fair value option as of December 31, 2013:

	Fair value	Principal amount due upon maturity	Difference
Mortgage loans at fair value:
Current	$46,280,570	$70,064,094	$(23,783,524)
30 days delinquent	6,658,798	10,864,860	(4,206,062)
60 days delinquent	3,169,658	5,875,132	(2,705,474)
90 days or more delinquent	19,868,278	35,067,243	(15,198,965)
Foreclosed	45,445,173	75,657,220	(30,212,047)
	$121,422,476	$197,528,549	$(76,106,073)

Asset-backed secured financings	$26,701,856	$26,701,856	$-

10

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Following are the changes in fair value included in current period results of operations by statement of operations line item for financial statement items accounted for under the fair value option for the year ended December 31, 2013:

	Net interest income	Net gain on investments	Total
Assets:
Short-term investment	$-	$-	$-
Mortgage loans at fair value	-	14,594,548	14,594,548
	$-	$14,594,548	$14,594,548
Liabilities:
Asset-backed secured financing at fair value	$178,510	$128,383	$306,893
	$178,510	$128,383	$306,893

Financial Statement Items Measured at Fair Value on a Nonrecurring Basis

The Company measures REO at fair value on a nonrecurring basis. At December 31, 2013, REO with a fair value of $3,017,459 had been re-measured during the year. The Company recorded net losses totaling $857,915 in Results of real estate acquired in settlement of mortgage loans as a result of such re-measurement during the year ended December 31, 2013.

Valuation Techniques and Inputs
Most of the Company’s assets and liabilities are carried at fair value with changes in fair value recognized in current period results of operations. A substantial portion of those assets are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the assets’ fair values. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” financial statement items is difficult to estimate, the Investment Manager’s process includes estimation of these items’ fair value by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Company’s investment portfolios and maintenance of its valuation policies and procedures.

The FAV group submits the results of its valuations including major factors affecting the fair value and any changes in model methods and inputs to the Investment Manager’s valuation committee, which oversees and approves the valuations before such valuations are included in the Company’s periodic financial statements. The Investment Manager’s valuation committee includes the chief executive, financial, operating, credit, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the Company’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results and the effect on fair value of each of the changes to the significant inputs to the models to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

11

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Loans

Fair values of mortgage loans held by the Company are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

The valuation process includes the computation by stratum of the mortgage loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages.

Changes in fair value attributable to mortgage loan-specific credit risk are measured by the effect on the mortgage loan’s fair value of changes in the respective mortgage loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Company’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the mortgage loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value:

Range
Valuation techniques	Key inputs	(Weighted average)
Discounted cash flow	Discount rate	7.25% - 15.00%
(10.93%)
	Twelve-month housing price index change	2.70% - 4.19%
(3.75%)
	Voluntary Prepayment speed (Life voluntary CRR) (1	0.06% - 3.77%
(2.77%)
	Total Prepayment speed (Life total CPR) (2	1.03% - 25.25%
(19.45%)
(1) Prepayment speed is measured using Constant Repayment Rate ("CRR")
(2) Prepayment speed is measured using Conditional Prepayment Rate ("CPR")

12

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

Real Estate Acquired in Settlement of Loans

REO is measured based on its fair value on a nonrecurring basis. Fair value of REO is established by using a current estimate of fair value from a broker’s price opinion or a full appraisal, or the price given in a current contract of sale.

REO fair values are reviewed by the Manager’s staff appraisers when the Company obtains multiple indications of fair value and there is a significant difference between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the difference between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to determine the fair value.

REO may be subsequently revalued due to the Company receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s fair value may not be supported by developing market conditions.

Asset-Backed Secured Financing

The fair value of the Company’s asset-backed secured financing is estimated based on the fair value of the underlying mortgage loans as described under Mortgage Loans above.

Note 4— Concentrations of Risk

The Company has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO.

The following is a summary of the distribution of mortgage loans held by the Company as measured by fair value at December 31, 2013:

			Weighted
		%	average
Lien Position	Fair value	Member's capital	note rate
1st Lien	$121,322,088	103.96%	5.03%
2nd Lien	100,388	0.09%	3.53%
Total Portfolio	$121,422,476	104.05%	5.02%

			Weighted
		%	average
Loan Type	Fair value	Member's capital	note rate
Adjustable rate / Hybrid	$55,298,008	47.39%	4.97%
Fixed- interest rate	55,535,820	47.59%	5.61%
Step Rate	183,591	0.16%	3.96%
Balloon	10,405,057	8.91%	2.20%
Total Portfolio	$121,422,476	104.05%	5.02%

13

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

			Weighted
		%	average
Geographic Distribution	Fair value	Member's capital	note rate
California	$23,179,450	19.86%	3.27%
Florida	21,421,555	18.36%	6.10%
New York	15,070,382	12.91%	5.49%
New Jersey	10,733,740	9.20%	5.42%
Maryland	6,287,502	5.39%	4.89%
Massachusetts	5,852,905	5.02%	5.17%
Other	38,876,942	33.31%	5.04%
Total Portfolio	$121,422,476	104.05%	5.02%

			Weighted
		%	average
Loan Age (1)	Fair value	Member's capital	note rate
Less than 24 months	$24,212	0.02%	2.79%
48-60 months	670,135	0.57%	2.59%
36-48 months	681,450	0.58%	4.29%
60 months or more	120,046,679	102.88%	5.04%
Total Portfolio	$121,422,476	104.05%	5.02%

			Weighted
		%	average
Current Loan-to-Value (2)	Fair value	Member's capital	note rate
Less than 80%	$17,028,264	14.59%	5.27%
80%-99.99%	24,827,772	21.28%	4.76%
100%-119.99%	29,526,513	25.30%	4.87%
120% or Greater	50,039,927	42.88%	5.13%
Total Portfolio	$121,422,476	104.05%	5.02%

1	Loan Age reflects the age of the loan as of December 31, 2013.

2
Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the fair value of the property securing the liens (“Value”) as of   December 31, 2013.

14

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

			Weighted
		%	average
Payment Status	Fair value	Member's capital	note rate
Current (3)	$46,280,570	39.66%	3.69%
30 days delinquent	6,658,798	5.71%	3.52%
60 days delinquent	3,169,658	2.72%	4.62%
90 days or more delinquent	19,868,278	17.03%	4.92%
In Forclosure	45,445,172	38.93%	6.55%
Total Portfolio	$121,422,476	104.05%	5.02%

3	Current loans include loans in and adhering to a forbearance plans as of December 31, 2013.

Following is a summary of the distribution of REO:

		%
Geographic Distribution	Carrying value	Member's capital
Florida	$2,194,812	1.88%
New Jersey	1,297,780	1.11%
California	1,210,178	1.04%
Massachusetts	957,375	0.82%
Pennsylvania	650,240	0.56%
Other	3,788,292	3.24%
Total Portfolio	$10,098,677	8.65%

Note 5—Asset-backed Secured Financing

On November 29, 2011 an affiliate, PNMAC Mortgage Co. Funding, entered into a transaction to securitize its mortgage loans and REO by transferring them into a trust which then issued Asset-Backed Notes Series 2011-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. Upon the Company’s formation, the mortgage loans and REO collateralizing the Notes as well as the Notes were transferred by PNMAC Mortgage Co. Funding to the Parent and then from the Parent to the Company.

As of and for the year ended December 31, 2013, the remaining Notes issued and outstanding have a contractual maturity date of September 25, 2051 and a weighted average interest rate of 5.07% during the year and 5.00% at year-end. Total interest expense relating to the Notes for the year ended December 31, 2013 was $1,696,862.

Note 6—Transactions with Affiliates

As of December 31, 2013, substantially all of the receivable from PLS of $9,537,333 on the Balance Sheet represents funds advanced to PLS to fund collection and liquidation costs relating to mortgage loans and REO serviced by PLS on the Company’s behalf as well as principal, interest, and REO sales proceeds collections receivable.

The Company paid $42,774 to the Investment Manager for reimbursable expenses paid on the Company’s behalf during the year ended December 31, 2013. Of this amount, $40,060 was for professional fees and $2,714 was for other expenses.

15

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Company. The servicing agreement between PLS and the Company generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the mortgage loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will rebate to the Company an amount equal to 13% of servicing-related fees charged to the Company to approximate overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees before the rebate for the year ended December 31, 2013 totaled $1,584,021 and PLS reduced servicing fees by providing a rebate of $267,190.

The Company’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is an affiliate of the Company. The Company had $1,207,597 invested in the short-term investment at December 31, 2013, and for the year ended December 31, 2013, the Company received $999 of dividend income from this short-term investment.

Note 7— Risk Factors

The Company’s investment activities expose it to various types and degrees of risk associated with the assets and markets in which it invests.

Investments in mortgage loans have exposure to risks that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Company is subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Company will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential adverse change in fair value of financial statement items caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Company’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the mortgage loans. As a result, the Company could find it more difficult to sell mortgage loans or may be able to sell only at prices lower than if such investments were widely traded.

16

PNMAC Mortgage Co. Funding II, LLC
Notes to Financial Statements
As of and For the Year Ended December 31, 2013

An investment in the Company is subject to investment risk, including the possible loss of the entire investment. An investment in the Company represents an indirect investment in the mortgage loans held by the Company. The fair value, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Company at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Company may utilize borrowings. The use of borrowings, and the Company’s ability to service and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Company or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Company.

The Company clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Company would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Note 8—Subsequent Events

The Investment Manager has evaluated all events or transactions through the date of issuance of these financial statements. On April 9 and May 8, 2015, the Company distributed its net assets of approximately $105.6 million to the Parent. Such net assets were comprised primarily of mortgage loans and REO at fair value and the related asset backed secured financing of such mortgage loans and REO, receivables from PLS relating to servicing advances, principal and interest collections receivable and the Company’s short-term investment. The Investment Manager intends to dissolve the Company during 2015.

******

17

PNMAC Mortgage Co. Funding II, LLC
Independent Auditors’ Report

Deloitte & Touche LLP
Suite 200
350 South Grand Avenue
Los Angeles, CA 90071-3462
USA
Tel: +1 213 688 0800
Fax: +1 213 688 0100
www.deloitte.com

To the Managing Member of PennyMac Mortgage Co. Funding II, LLC and
The Board of Directors of PNMAC Mortgage Opportunity Fund, L.P.

We have audited the accompanying financial statements of PennyMac Mortgage Co. Funding II, LLC (the "Company"), which comprise the balance sheet as of December 31, 2013, and the related statements of operations, changes in member’s capital, and cash flows for the year then ended, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility
Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PennyMac Mortgage Co. Funding II, LLC as of December 31, 2013, and the results of its operations and its cash flows for the year then ended in accordance with accounting principles generally accepted in the United States of America.

July 16, 2015
Member of Deloitte Touche Tohmatsu Limited

18

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-818-224-7442.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Peter W. McClean is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, and tax fees by the principal accountant.

	FYE 12/31/2013	FYE 12/31/2012
Audit Fees	$193,160	$150,530
Audit-Related Fees	$0	$ 0
Tax Fees	$23,539	$26,046
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2013	FYE 12/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not including any sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2013	FYE 12/31/2012
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The Five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, David M. Walker, Andy S. Chang, and Vandad Fartaj. The titles, business experience, and length of service of Messrs. Kurland, Spector, Walker, Chang, and Fartaj are included in the following table:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Stanford L. Kurland (61) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Founder, Chairman and Chief Executive Officer of the Investment Adviser	Served since May 29, 2008
Chairman and Chief Executive Officer of PennyMac Financial Services, Inc. (since 2012) and  Private National Mortgage Acceptance Company, LLC (since 2008); Chairman and Chief Executive Officer of PennyMac Loan Services, LLC (since 2008); Chairman of the Board of Trustees and Chief Executive Officer of PennyMac Mortgage Investment Trust (since 2009).
Chairman and Chief Executive Officer of the Investment Adviser
David A. Spector (50) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Investment Officer	Served since May 29, 2008
President and Chief Operating Officer of PennyMac Financial Services, Inc. (since 2012); President and Chief Investment Officer of Private National Mortgage Acceptance Company, LLC (since 2008); Member of the Board of Directors of PNMAC Mortgage Opportunity Fund, LLC (since 2008) and  PNMAC Mortgage Opportunity Fund, LP (since 2008) and Member of the Board of Trustees and President and Chief Operating Officer of PennyMac Mortgage Investment Trust (since 2009).Investment Trust.

As Chief Investment Officer, is responsible for oversight of all activities pertaining to investments, and directs the activities of portfolio management, capital markets, and credit as each relates to mortgage credit and company credit risk

David M. Walker (58) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Credit Officer of the Investment Adviser	Served since May 29, 2008
Chief Credit and Enterprise Risk Officer of PennyMac Financial Services, Inc. (since 2012) and Private National Mortgage Acceptance Company, LLC (since 2008); Chief Operating Officer of Private National Mortgage Acceptance Company, LLC (since 2011).

As Chief Credit Officer, is responsible for developing and maintaining the loan grading system, default curves, the loan loss severity matrix, new loan underwriting and modification standards, overseeing representation and warranty claims.

Andy S. Chang (36) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Business Development Officer of the Investment Adviser	Served since May 29, 2008
Chief Business Development Officer of PennyMac Financial Services, Inc. (since 2012) and Private National Mortgage Acceptance Company, LLC (since 2009). Formerly, Chief Fund Administration Officer of Private National Mortgage Acceptance Company, LLC (2008 to 2009) and Director at Blackrock and a senior member of  its Advisory Services practice (2005 to 2008).
As Chief Business Development Officer, is responsible for establishing relationships with sellers, negotiating purchase/sales agreements, and coordinating transaction details.s.
Vandad Fartaj (39) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Capital Markets Officer of the Investment Adviser	Served since March 3, 2010
Chief Capital Markets Officer of PennyMac Financial Services, Inc. (since 2012) and Private National Mortgage Acceptance Company, LLC (since 2010); Formerly, Managing Director, Capital Markets, for Private National Mortgage Acceptance Company, LLC (2008 to 2010), and Vice President, Whole Loan Trading for Countrywide Securities Corporation (1999 to 2008).
As Chief Capital Markets Officer, is responsible for all capital markets activities including asset valuation, trading, hedging and research.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2013:

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$645,895,719	2	$645,895,719
Other pooled investment vehicles	3	$1,771,477,427	2	$1,771,477,427
Other accounts				$0
David A. Spector
Registered investment companies	2	$645,895,719	2	$645,895,719
Other pooled investment vehicles	3	$1,771,477,427	2	$1,771,477,427
Other accounts				$0
Vandad Fartaj
Registered investment companies	2	$645,895,719	2	$645,895,719
Other pooled investment vehicles	3	$1,771,477,427	2	$1,771,477,427
Other accounts				$0
David M. Walker
Registered investment companies	2	$645,895,719	2	$645,895,719
Other pooled investment vehicles	3	$1,771,477,427	2	$1,771,477,427
Other accounts				$0
Andy S. Chang
Registered investment companies	2	$645,895,719	2	$645,895,719
Other pooled investment vehicles	3	$1,771,477,427	2	$1,771,477,427
Other accounts				$0

 Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities ("Other Accounts"). Investment opportunities will be apportioned among the Fund and Other Accounts pursuant to an allocation methodology that assesses the risk/expected return of loans in a given population such that each Fund and Other Accounts receive a pro-rata share based on capital available for investment. There is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(3) Compensation:

Messrs. Kurland, Spector, Walker, Chang, and Fartaj receive a fixed salary from Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment Adviser. Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein. During the year ended December 31, 2013, Messrs. Kurland, Spector, Walker, Chang, and Fartaj received from one of the managed accounts, restricted stock units which vest over a four year period. None of Messrs. Kurland, Spector, Walker, Chang and Fartaj receive any direct compensation from the Registrant.

(4) The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of December 31, 2013:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
David M. Walker	None
Andy S. Chang	None
Vandad Fartaj	None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period. .

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)  /s/ Stanford L. Kurland
                                                  Stanford L. Kurland, CEO

Date    July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Stanford L. Kurland
                                                  Stanford L. Kurland, CEO

Date    July 28, 2015

By (Signature and Title)  /s/ Anne D. McCallion
                                                  Anne D. McCallion, CFO

Date    July 28, 2015